Schedule I Condensed Non-Consolidated Financial Information of Registrant Schedule I Condensed Non-Consolidated Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Balance Sheet [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED BALANCE SHEETS (NOTE 1)
(in thousands of U.S. dollars)

	As at December 31, 2020 $	As at December 31, 2019 $
ASSETS
Current
Cash and cash equivalents	9,604	49,655
Accounts receivable	309	199
Prepaid expenses and other	57	—
Due from affiliates	166,219	249,197
Total current assets	176,189	299,051
Investments in and advances to subsidiaries (note 1)	635,060	756,140
Other assets	9	—
Total assets	811,258	1,055,191
LIABILITIES AND EQUITY
Current
Accounts payable	16,170	13,995
Accrued liabilities	7,269	8,684
Due to affiliates	247,425	351,618
Current portion of long-term debt	—	36,674
Other current liabilities	971	718
Total current liabilities	271,835	411,689
Long-term debt (note 2)	339,933	349,977
Other long-term liabilities	8,183	9,360
Total liabilities	619,951	771,026
Equity
Common stock and additional paid-in capital	1,057,321	1,052,284
Accumulated deficit	(866,014)	(768,119)
Total equity	191,307	284,165
Total liabilities and equity	811,258	1,055,191
The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Income Statement [Table Text Block]
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF LOSS (NOTE 1)
(in thousands of U.S. dollars)

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Revenues	—	—	345
Voyage expenses	—	—	20
Operating expenses	—	(412)	(26)
General and administrative expenses	(16,659)	(19,463)	(23,799)
Loss from operations	(16,659)	(19,875)	(23,460)
Interest expense	(37,674)	(46,243)	(60,166)
Interest income	267	1,561	2,839
Impairments of investments and advances (note 1)	(123,753)	(103,420)	(651,473)
Dividend income (note 1)	58,563	62,100	32,751
Other	20,572	(5,662)	(6,008)
Net loss before income taxes	(98,684)	(111,539)	(705,517)
Income tax recovery (expense)	790	7	(208)
Net loss	(97,894)	(111,532)	(705,725)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Condensed Cash Flow Statement [Table Text Block]	e condensed non-consolidated financial information.
TEEKAY CORPORATION
SCHEDULE I
CONDENSED NON-CONSOLIDATED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED STATEMENTS OF CASH FLOWS
(in thousands of U.S. dollars)

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Cash and cash equivalents provided by (used for)
OPERATING ACTIVITIES
Net loss	(97,894)	(111,532)	(705,725)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(656)	(270)	(2,932)
Impairments of investments and advances	123,753	103,420	651,473
Stock-based compensation	5,165	7,400	7,329
Dividends-in-kind	(31,763)	(10,000)	(10,000)
Other	7,925	19,153	7,661
Change in operating assets and liabilities	8,508	(15,314)	(36,296)
Net operating cash flow	15,038	(7,143)	(88,490)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	—	250,000	120,713
Debt issuance costs	—	(15,029)	—
Scheduled repayments of long-term debt	(36,712)	(480,851)	(85,654)
Prepayments of long-term debt	(18,249)	—	—
Advances from affiliates	—	227,157	39,293
Net proceeds from equity issuances	—	—	103,655
Cash dividends paid	—	(5,523)	(22,081)
Other financing activities	(128)	(637)	(651)
Net financing cash flow	(55,089)	(24,883)	155,275
INVESTING ACTIVITIES
Investments in subsidiaries	—	—	(7,109)
Other investing activities	—	—	(45)
Net investing cash flow	—	—	(7,154)
(Decrease) increase in cash and cash equivalents	(40,051)	(32,026)	59,631
Cash and cash equivalents, beginning of the year	49,655	81,681	22,050
Cash and cash equivalents, end of the year	9,604	49,655	81,681
Supplemental cash flow information (note 3)

The accompanying notes are an integral part of the condensed non-consolidated financial information.

Summary of Long-Term Debt

	December 31, 2020 $	December 31, 2019 $
Revolving Credit Facilities	285,000	603,132
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	243,395	250,000
Convertible Senior Notes (5%) due January 15, 2023	112,184	125,000
Norwegian Krone-denominated Bonds due through September 2025	355,514	347,163
U.S. Dollar-denominated Term Loans due through 2030	938,280	1,336,437
Euro-denominated Term Loans due through 2024	152,710	165,376
Other U.S. Dollar-denominated loan	—	3,300
Total principal	2,087,083	2,867,120
Less unamortized discount and debt issuance costs	(31,976)	(39,968)
Total debt	2,055,107	2,827,152
Less current portion	(261,366)	(523,312)
Long-term portion	1,793,741	2,303,840

Teekay Corporation
Summary of Long-Term Debt

	December 31, 2020 $	December 31, 2019 $
Senior Notes (8.5%) due January 15, 2020	—	36,712
Senior Notes (9.25%) due November 15, 2022	243,395	250,000
Convertible Senior Notes (5%) due January 15, 2023	112,184	125,000
Total principal	355,579	411,712
Less unamortized discount and debt issuance costs	(15,646)	(25,061)
Total debt	339,933	386,651
Less current portion	—	(36,674)
Long-term portion	339,933	349,977